Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 1,056,732	$ 777,125
Restricted cash		133,897	126,175
Accounts receivable		1,759,593	2,155,788
Inventories		846,205	444,765
Other receivables, deposits and prepayments		212,189	65,976
Prepaid taxes		111,036	24,561
Deferred offering costs		695,390	338,967
Total current assets		4,815,042	3,933,357
Non-current assets
Property and equipment, net		992,723	1,061,625
Land use right		315,712	314,511
Right of use assets – operating lease		41,242	67,667
Deferred tax assets		50,718
Total non-current assets		1,400,395	1,443,803
Total assets		6,215,437	5,377,160
Current liabilities
Accounts payable		434,977	834,191
Deferred revenue		1,516,700	833,344
Accrued expenses and other payables		377,009	108,549
Operating lease liabilities – current		35,851	36,396
Finance lease liabilities - current		54,484	52,041
Borrowings – current		60,413	59,151
Total current liabilities		3,176,368	2,393,354
Non-current liabilities
Operating lease liabilities – non-current		6,132	31,597
Finance lease liabilities - non-current		100,312	150,722
Borrowings – non-current		171,541	223,508
Deferred revenue		16,594	12,536
Deferred tax liabilities			7,822
Total non-current liabilities		294,579	426,185
Total liabilities		3,470,947	2,819,539
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, par value US$0.00005 per share, 1,000,000,000 shares authorized, 22,950,000 issued and outstanding at December 31, 2024 and 2023	[1]	1,148	1,148
Additional paid-in capital		84,750	84,750
Retained earnings		2,739,785	2,628,182
Accumulated other comprehensive loss		(81,193)	(156,459)
Total shareholders’ equity		2,744,490	2,557,621
Total liabilities and shareholders’ equity		6,215,437	5,377,160
Related Party
Current liabilities
Amount due to related parties		$ 696,934	$ 469,682

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.